Tax situation - Income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Deferred	$ 53,048	$ (26,312)	$ (15,592)
Supplementary retirement fund
Income tax expense reported in the statements of comprehensive income	156,164	42,994	41
Sociedad Minera Cerro Verde S.A.A.
Income tax
Current	503,797	478,889	350,483
Deferred	(39,822)	(30,338)	62,718
income tax expense (benefit)	463,975	448,551	413,201
Mining taxes
Current mining royalty and special mining tax	100,579	96,082	88,224
Supplementary retirement fund
Deferred		(302)	751
Income tax expense reported in the statements of comprehensive income	$ 564,554	$ 544,331	$ 502,176	$ 502,176